ESTIMATES, JUDGEMENTS AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2025
ESTIMATES, JUDGEMENTS AND ASSUMPTIONS
ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

5.ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

In preparing its consolidated financial statements, management makes several judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, revenues, and expenses.

Information about the significant estimates and assumptions that have the greatest impact on the recognition and measurement of assets, liabilities, revenues, and expenses is presented below. Actual results may differ significantly.

Going Concern

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgement. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Provision for Asset Retirement Obligation

The Company’s exploration activities are subject to several environmental protection laws and regulations. The Company accounts for management’s best estimate of asset retirement obligations in the period in which the obligations arise. Costs actually incurred in future periods could be significantly different from these estimates. In addition, future changes in laws and regulations, timing of estimated cash flows and discount rates may impact the carrying amount of this provision.

Share-Based Payments

The Company uses the Black-Scholes option pricing model in determining the fair value of stock options, which requires a number of assumptions to be made, including the risk-free interest rate, expected life, forfeiture rate and expected share price volatility. The Company has share options with performance conditions that are not market conditions, which require an estimate to determine whether those conditions will be satisfied.

Tax Credits

Tax credits for the current and prior periods are measured at the amount that the Company expects to recover, based on its best estimate and judgment at the reporting date. However, there are uncertainties as to the interpretation of the tax regulations, regarding refundable mining rights credits for loss and refundable tax credits on eligible exploration expenditures as well as regarding amount and timing of recovery of these tax credits.

To determine whether the expenditures it incurs are eligible for exploration tax credits, the Company must use judgment and resort to complex techniques. As a result, there may be a significant difference between the amount recognized in respect of tax credits and the actual amount of tax credits received because of the tax administrations’ review of matters that were subject to interpretation. In the event of such a difference, an adjustment will be made to the tax credits for Exploration and evaluation expenditures in future periods.

It can take a long time for the tax administration to report its decisions on tax issues, thereby extending the tax credit recovery period. Mineral exploration tax credits that the Company expects to recover in more than one year are classified as non-current assets. The amounts recognized in the consolidated financial statements are based on the best estimates of the Company and in its best possible judgment, as noted above.

Fair Value of Embedded Derivatives

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a valuation model and makes assumptions that are mainly based on market conditions existing at the end of each reporting period. Details of the valuation model used for determining the fair value of the embedded derivatives of the Convertible Notes and the assumptions used by management are disclosed in note 14.

Fair Value of the Derivative warrant liability

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Company used the Black-Scholes option pricing model in determining the fair value of the derivative warrant liability which requires a number of assumptions to be made, including the volatility, the risk-free interest rate and the expected life. The Company uses its judgment to make assumptions that are mainly based on market conditions existing at the end of each reporting period. Details of the valuation model used for determining the fair value of the warrants and the assumptions used by management are disclosed in note 15.